Material Non-Controlling Interest (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of non-controlling interests [text block] [Abstract]
Schedule of summarizes the information relating to the subsidiary material non-controlling interest
	Cartrack Holdings Limited
	2021	2020
	Figures in Rand thousands
NCI percentage	32%	32%
Principal place of business	South Africa	South Africa
Revenue	2,290,543	1,941,893
Profit for the year after tax	542,338	456,422
Other comprehensive income	(12,942)	35,052
Total comprehensive income	529,396	491,474
Profit attributable to NCI	179,237	153,644
Other comprehensive income attributable to NCI	(8,094)	13,554
Total comprehensive income attributable to NCI	171,143	167,198
Non-current assets	1,588,204	1,277,779
Current assets	453,576	566,674
Current liabilities	(533,914)	(406,906)
Non-current liabilities	(198,430)	(213,172)
	1,309,436	1,224,375
Net assets attributable to NCI	427,133	346,913
Cash flows from operating activities	955,309	914,120
Cash flows from investing activities	(517,691)	(427,436)
Cash flows from financing activities	(500,629)	(380,949)
Dividends paid to NCI	(145,859)	(39,506)